UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues	$ 236,845	¥ 1,717,437	¥ 1,313,992
Total cost of revenues	(166,853)	(1,209,902)	(886,040)	$ (354,159)		¥ (2,568,115)		¥ (1,962,000)		¥ (1,689,675)
Gross profit	69,992	507,535	427,952	137,063		993,879		817,063		551,388
Research and development expenses (including related parties amounts of RMB29,642 and RMB5,610 for the six months ended June 30, 2022 and 2023, respectively)	(66,416)	(481,600)	(643,991)	(183,802)		(1,332,800)		(1,209,580)		(706,018)
Selling and marketing expenses (including related parties amounts of RMB64 and nil for the six months ended June 30, 2022 and 2023, respectively)	(5,093)	(36,931)	(34,738)	(11,942)		(86,597)		(82,827)		(60,643)
General and administrative expenses (including related parties amounts of RMB1,004 and RMB2,131 for the six months ended June 30, 2022 and 2023, respectively)	(52,038)	(377,343)	(425,441)	(168,744)		(1,223,610)		(525,041)		(215,008)
Other income - related parties	973	7,055		3,151		22,846
Others, net	(95)	(688)	(1,534)	(267)		(1,939)		207		(200)
Total operating expenses	(122,669)	(889,507)	(1,105,704)	(361,604)		(2,622,100)		(1,817,241)		(981,869)
Loss from operation	(52,677)	(381,972)	(677,752)	(224,541)		(1,628,221)		(1,000,178)		(430,481)
Interest income (including related parties amounts of RMB2,759 and RMB6,771 for the six months ended June 30, 2022 and 2023, respectively)	2,466	17,885	5,257	1,906		13,820		13,655		28,480
Interest expenses (including related parties amounts of RMB1,622 and RMB6,116 for the six months ended June 30, 2022 and 2023, respectively)	(5,272)	(38,228)	(15,835)	(6,143)		(44,543)		(131,585)		(59,128)
Loss from equity method investments	(3,505)	(25,414)	(52,493)	(9,919)		(71,928)		(3,891)		148
Change in fair value of an equity security	3,823	27,722		(2,323)		(16,843)
Unrealized gains on equity securities			34,615	8,237		59,728
Gains on deconsolidation of a subsidiary			71,974	9,926		71,974		10,579
Change in fair value of warrant liabilities	659	4,781		(448)		(3,245)		(111,299)		(39,635)
Change in fair value of derivative financial assets	2,233	16,189
Government grants	372	2,695	58,157	8,191		59,393		34,507		5,998
Foreign currency exchange gain (loss), net	(4,780)	(34,659)	(10,656)	(2,512)		(18,216)		18,315		54,842
Loss before income taxes	(56,681)	(411,001)	(586,733)	(217,626)		(1,578,081)		(1,169,897)		(439,776)
Income tax expenses	(45)	(326)	(7,925)	(4,008)		(29,065)		(6,861)		(228)
Net loss	(56,726)	(411,327)	(594,658)	(221,634)		(1,607,146)		(1,176,758)		(440,004)
Net loss attributable to non-redeemable non-controlling interests	4,239	30,741	12,713	5,864		42,518		1,997		345
Net loss attributable to redeemable non-controlling interests			464	64		464		806
Net loss attributable to ECARX Holdings Inc	(52,487)	(380,586)	(581,481)	(215,706)		(1,564,164)		(1,173,955)		(439,659)
Accretion of redeemable non-controlling interests			(714)	(98)		(714)		(1,306)
Net loss available to ECARX Holdings Inc	(52,487)	(380,586)	(582,195)	(215,804)		(1,564,878)		(1,175,261)		(439,659)
Accretion of Redeemable Convertible Preferred Shares			(177,842)	(48,940)		(354,878)		(243,564)		(101,286)
Net loss available to ECARX Holdings Inc. ordinary shareholders	$ (52,487)	¥ (380,586)	¥ (760,037)	$ (264,744)		¥ (1,919,756)		¥ (1,418,825)		¥ (540,945)
Loss per ordinary share
Basic | (per share)	$ (0.16)	¥ (1.13)	¥ (3.22)	$ (1.11)	[1]	¥ (8.02)		¥ (5.99)	[1]	¥ (2.27)	[1]
Diluted | (per share)	$ (0.16)	¥ (1.13)	¥ (3.22)	$ (1.11)		¥ (8.02)		¥ (5.99)		¥ (2.27)
Weighted average number of ordinary shares used in computing loss per ordinary share
Basic	337,395,390	337,395,390	236,248,112	239,296,386	[1],[2]	239,296,386	[1],[2]	236,691,093	[1],[2]	238,591,421	[1],[2]
Diluted	337,395,390	337,395,390	236,248,112	239,296,386		239,296,386		236,691,093		238,591,421
Net loss	$ (56,726)	¥ (411,327)	¥ (594,658)	$ (221,634)		¥ (1,607,146)		¥ (1,176,758)		¥ (440,004)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil income taxes	6,757	48,996	(214,315)	(54,050)		(391,934)		4,551		1,497
Comprehensive loss	(49,969)	(362,331)	(808,973)	(275,684)		(1,999,080)		(1,172,207)		(438,507)
Comprehensive (income) loss attributable to non-redeemable non-controlling interests	4,239	30,741	12,713	5,864		42,518		1,997		345
Comprehensive loss attributable to redeemable non-controlling interests			464	64		464		806
Comprehensive loss attributable to ECARX Holdings Inc	(45,730)	(331,590)	(795,796)	(269,756)		(1,956,098)		(1,169,404)		(438,162)
Sales of goods
Revenues
Total revenues	174,350	1,264,263	858,080
Total cost of revenues	(137,933)	(1,000,190)	(687,208)	(271,792)		(1,970,845)		(1,749,188)		(1,524,744)
Software license
Revenues
Total revenues	29,738	215,641	78,995
Total cost of revenues	(5,131)	(37,210)	(29,577)	(17,487)		(126,807)		(32,164)		(27,926)
Service
Revenues
Total revenues	32,757	237,533	376,917
Total cost of revenues	$ (23,789)	¥ (172,502)	¥ (169,255)	$ (64,880)		¥ (470,463)		¥ (180,648)		¥ (137,005)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Shares outstanding for all periods reflect the adjustment for Recapitalization.